Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Net loss attributable to common stock—basic and diluted	$ (4,165,108)	$ (3,486,053)	$ (8,665,380)	$ (7,251,175)
Weighted average shares-basic	27,091,830	6,459,626	22,223,722	6,456,378
Weighted average shares-diluted	27,091,830	6,459,626	22,223,722	6,456,378
Net loss per share attributable to common stock-basic	$ (0.15)	$ (0.54)	$ (0.39)	$ (1.12)
Net loss per share attributable to common stock-diluted	$ (0.15)	$ (0.54)	$ (0.39)	$ (1.12)